IFRS 7 Disclosure (Market Risk - Portfolio Market Risk Measures) (Details) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Market Risk [Line Items]
Total VaR (one-day measure)	$ 28.9
Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	17.2
Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(47.5)
Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	9.0
Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	32.6
Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	7.9
Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	3.5
Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	6.2
Average risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	32.7	$ 27.9	$ 42.0	$ 30.3	$ 48.2
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	21.5	18.9	31.9	20.5	35.6
Average risk [member] | Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(53.1)	(52.8)	(64.6)	(52.4)	(64.5)
Average risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	16.9	20.8	25.6	18.5	26.1
Average risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	30.2	26.5	34.5	28.7	31.9
Average risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	9.0	7.5	8.9	7.9	10.3
Average risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	3.4	3.1	2.0	3.0	3.7
Average risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	4.8	$ 3.9	$ 3.7	$ 4.1	$ 5.1
High risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	39.8
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	27.1
High risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	27.3
High risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	36.5
High risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	12.0
High risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	7.8
High risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	7.6
Low risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	26.6
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	16.5
Low risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	9.0
Low risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	25.7
Low risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	7.1
Low risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	1.5
Low risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	$ 2.3